SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
Schedule of Stock Option and RSU Activity
	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price
Options outstanding at
beginning of year	112,500	-	112,500	-	-	-
Granted during year	-	-	-	-	112,500	-
Forfeited during year	-	-	-	-	-	-
Exercised during year	-	-	-	-	-	-

Outstanding at end of year	112,500	1.5	112,500	1.5	112,500	1.5

Options exercisable at end
of year	112,500	1.5	112,500	1.5	62,500	1.5

Weighted average fair
value of options & RSU granted
during year	-		$-		0.14

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		-		-